Condensed Balance Sheets (Detail)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Current assets
Cash and cash equivalents	$ 329,266,676	¥ 2,132,923,674	$ 270,185,081	¥ 1,750,204,915	¥ 1,187,211,176	¥ 744,877,933
Deferred tax assets	0	0		21,852,937
Other current assets	11,599,874	75,141,655		58,510,220
Total current assets	503,540,104	3,261,832,080		2,273,154,446
Investment in subsidiaries and VIEs	50,349,786	326,155,843		222,231,778
Non-current deferred tax assets	6,771,368	43,863,568		14,037,839
Other non-current assets	2,606,708	16,885,730		11,979,918
Total assets	632,466,952	4,096,994,415		2,674,803,438
Current liabilities
Other current liabilities	52,626,682	340,905,107		169,135,148
Total current liabilities	149,252,893	966,830,381		692,754,366
Uncertain tax position liabilities	10,381	67,248		11,127,697
Convertible notes	80,000,000	518,224,000		0
Other non-current liabilities	12,022,019	77,876,237		31,049,562
Total liabilities	241,285,293	1,562,997,866		734,931,625
Shareholders' equity
Ordinary shares (US$0.0005 par value): 94,100,000 shares authorized, 29,123,118 shares issued and 28,055,302 shares outstanding as of December 31, 2014 and 29,317,611 shares issued and 28,071,538 shares outstanding as of December 31, 2015	15,149	98,133		97,530
Treasury stock (1,067,816 ordinary shares as of December 31, 2014 and 1,246,073 ordinary shares as of December 31, 2015)	(18,190,831)	(117,836,564)		(73,250,528)
Additional paid-in capital	152,909,314	990,515,956		889,416,631
Retained earnings	246,667,897	1,597,865,303		1,062,041,219
Accumulated other comprehensive income	(3,358,717)	(21,757,099)		(27,357,797)
Total shareholders' equity	378,042,812	2,448,885,729		1,850,947,055
Total Liabilities and Equity	632,466,952	4,096,994,415		2,674,803,438
Parent Company
Current assets
Cash and cash equivalents	49,618,414	321,418,159	$ 27,654,131	179,137,927	¥ 258,427,798	¥ 317,659,778
Due from subsidiaries and VIEs	83,966,589	543,918,770		224,734,683
Deferred tax assets	116,590	755,246		487,520
Other current assets	4,808,170	31,146,365		25,709,740
Total current assets	138,509,763	897,238,540		430,069,870
Investment in subsidiaries and VIEs	322,857,959	2,091,409,293		1,438,101,000
Non-current deferred tax assets	459,956	2,979,502		2,671,564
Other non-current assets	100,000	647,780		310,230
Total assets	461,927,678	2,992,275,115		1,871,152,664
Current liabilities
Other current liabilities	2,361,993	15,300,517		7,358,165
Total current liabilities	2,361,993	15,300,517		7,358,165
Uncertain tax position liabilities				4,804,123
Convertible notes	80,000,000	518,224,000
Other non-current liabilities	1,522,873	9,864,869		8,043,321
Total liabilities	83,884,866	543,389,386		20,205,609
Shareholders' equity
Ordinary shares (US$0.0005 par value): 94,100,000 shares authorized, 29,123,118 shares issued and 28,055,302 shares outstanding as of December 31, 2014 and 29,317,611 shares issued and 28,071,538 shares outstanding as of December 31, 2015	15,149	98,133		97,530
Treasury stock (1,067,816 ordinary shares as of December 31, 2014 and 1,246,073 ordinary shares as of December 31, 2015)	(18,190,831)	(117,836,564)		(73,250,528)
Additional paid-in capital	152,909,314	990,515,956		889,416,631
Retained earnings	246,667,897	1,597,865,303		1,062,041,219
Accumulated other comprehensive income	(3,358,717)	(21,757,099)		(27,357,797)
Total shareholders' equity	378,042,812	2,448,885,729		1,850,947,055
Total Liabilities and Equity	$ 461,927,678	¥ 2,992,275,115		¥ 1,871,152,664